Investments in unconsolidated entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Schedule of components of Other long-term investments

(Millions)	September 30, 2018	December 31, 2017
Equity method eligible unconsolidated entities, at fair value	$172.7	$121.2
Other unconsolidated investments, at fair value(1)	176.3	148.3
Total Other long-term investments(2)	$349.0	$269.5

 (1)Includes Other long-term investments that are not equity method eligible.

(2)There were no investments accounted for using the equity method as of September 30, 2018 and December 31, 2017.

	2017	2016
	(Millions)
Equity method eligible unconsolidated entities, at fair value	$121.2	$77.1
Other unconsolidated investments, at fair value(1)	148.3	47.7
Total Other long-term investments(2)	$269.5	$124.8
(1)	Includes Other long-term investments that are not equity method eligible.
(2)	There were no investments accounted for using the equity method as of December 31, 2017 and 2016.

Schedule of investments in equity method eligible unconsolidated entities

	Ownership interest at
	September 30,	December 31,
Investee	2018	2017	Instrument Held
BE Reinsurance Limited	25.0%	25.0%	Common shares
BioVentures Investors (Offshore) IV LP	73.0%	73.0%	Units
Camden Partners Strategic Fund V (Cayman), LP	37.0%	36.5%	Units
NEC Cypress Buyer LLC	23.5%	23.5%	Units
New Energy Capital Infrastructure Credit Fund LP	23.3%	23.3%	Units
New Energy Capital Infrastructure Offshore Credit Fund LP	56.2%	56.2%	Units
Scion G7, LP(1)	29.8%	N/A	Units
Tuckerman Capital V LP	48.3%	48.3%	Units
Tuckerman Capital V Co-Investment I LP	49.5%	49.5%	Units

(1)Sirius Group did not have an investment in Scion G7, LP at December 31, 2017.

	Ownership
	interest at
	December 31,
Investee	2017	2016	Instrument Held
BE Reinsurance Limited	25.0%	25.0%	Common shares
BioVentures Investors (Offshore) IV LP	73.0%	71.4%	Units
Camden Partners Strategic Fund V (Cayman), LP	36.5%	37.2%	Units
NEC Cypress Buyer LLC(1)	23.5%	N/A	Units
New Energy Capital Infrastructure Credit Fund LP	23.3%	35.2%	Units
New Energy Capital Infrastructure Offshore Credit Fund LP	56.2%	71.4%	Units
Tuckerman Capital V LP	48.3%	48.3%	Units
Tuckerman Capital V Co-Investment I LP(2)	49.5%	N/A	Units
(1)	Sirius Group did not hold an investment in NEC Cypress Buyer LLC in 2016
(2)	Sirius Group did not hold an investment in Tuckerman Capital V Co-Investment I L.P. in 2016.

Schedule of summarized financial information of investments in equity method eligible unconsolidated entities

	December 31,
	2017	2016
	(Millions)
Balance sheet data:
Total assets	$336.7	$206.6
Total liabilities	$31.2	$16.5

	For the years ended
	December 31,
	2017	2016	2015
	(Millions)
Income statement data:
Revenues	$38.1	$21.6	$2.7
Expenses	$(12.2)	$(14.1)	$(5.5)

Symetra
Schedule of Equity Method Investments [Line Items]
Schedule of financial information of investee

September 30,
2015
(Millions)
Symetra balance sheet data:
Total investments	$32,409.2
Separate account assets	885.9
Total assets	34,962.8
Policyholder liabilities	29,492.0
Long-term debt	697.5
Separate account liabilities	885.9
Total liabilities	31,836.7
Common shareholders’ equity	3,126.1

The following table presents financial information for Symetra for the nine months ended September 30, 2015:

Nine months
ended
September 30,
2015
(Millions)
Symetra income statement data:
Net premiums earned	$539.3
Net investment income	994.3
Total revenues	1,605.9
Policy benefits	1,143.7
Total expenses	1,543.6
Net income	89.6
Comprehensive net loss	(234.1)

OneBeacon
Schedule of Equity Method Investments [Line Items]
Schedule of financial information of investee

March 31,
2016
(Millions)
OneBeacon balance sheet data:
Total investments	$2,562.1
Total assets	3,529.0
Unpaid loss and loss adjustment expense reserves	1,343.8
Long-term debt	272.9
Total liabilities	2,509.2
Total non-controlling interests	3.2
Common shareholders’ equity	1,016.6

The following table presents financial information for OneBeacon for the three months ended March 31, 2016 and year ended December 31, 2015:

	Three months	For the year
	ended	ended
	March 31, 2016	December 31, 2015
	(Millions)
OneBeacon income statement data:
Net premiums earned	$278.6	$1,176.2
Net investment income	14.4	45.9
Total revenues	310.5	1,186.4
Loss and loss adjustment expenses	158.8	700.7
Total expenses	272.3	1,161.1
Net income	46.4	36.8

Schedule of carrying value of investment under equity method investment

Total
(Millions)
Equity method carrying value of investment in OneBeacon as of December 31, 2015	$151.9
Equity in earnings of OneBeacon	6.6
Dividends received	(3.0)
Other, net	0.7
Proceeds received for the sale of OneBeacon	(178.3)
Excess of fair value received over equity method carrying value of OneBeacon	22.1
Equity method carrying value of investment in OneBeacon as of April 18, 2016	$—